DISCONTINUED OPERATIONS	12 Months Ended
Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

3. DISCONTINUED OPERATIONS

In October 2018, the Company acquired Summit Healthtech, Inc., now known as Vitality Healthtech, Inc. and its subsidiary The Control Center, Inc. (collectively, “Summit Healthtech”). In May 2019, the Company decided to close Summit Healthtech due to poor financial and operating performance. Summit Healthtech ceased all operations and closed on June 14, 2019. In addition to the clinical operations of Summit Healthtech, the Company was engaged in the business of selling research diagnostic testing kits (collectively referred to as the “Company’s clinical and test kit operations”).

In May 2019, the Company decided to close the Company’s clinical and test kit operations. The Company’s clinical and test kit operations meet the discontinued operations criteria and are reported as such in all periods presented on the accompanying consolidated financial statements. During the year ended March 31, 2020, costs to close the Company’s clinical and test kit operations, primarily made up of severance and related benefits, totaled approximately $165,000, and are included in loss from discontinued operations.

As part of the acquisition of Summit Healthtech, the Company issued 1,450,000 shares of Common Stock to Dr. Arif Karim, the former owner of The Control Center, Inc. Dr. Karim had entered into an employment agreement with Summit Healthtech, Inc. prior to the acquisition by the Company. On October 30, 2019, the Company reached a settlement with Dr. Karim, whereby the Company and Dr. Karim released all claims against each other, including any claims under the Executive Employment Agreement between Vitality Healthtech, Inc. and Dr. Karim dated October 12, 2018, and the Share Purchase Agreement by and among The Control Center, Inc., Dr. Karim and Vitality Healthtech, Inc. also dated October 12, 2018. In exchange for the releases, the Company paid Dr. Karim $120,000, which is included in the costs to close the Company’s clinical and test kit operations, and the 1,450,000 shares of the Company’s Common Stock issued to Dr. Karim were cancelled with no adjustment to the purchase price recorded.

The following table presents the summarized components of loss from discontinued operations for the Company’s clinical and test kit operations:

	Years Ended March 31,
	2021	2020

Revenue	$-	$44,698

Cost of sales	-	143,232
Research and development	-	4,361
General and administrative	-	630,231
Impairment of goodwill and intangible assets	-	-
Loss from discontinued operations	$-	$(733,126)